Shareholders' equity (Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reissuance of Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Reason for reissuing treasury stock		TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the "Foundation"). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC's common stock.
Number of common shares reissued		30,000,000
Price of reissuance		¥ 1
Amount of proceeds		¥ 30
Repurchase of Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock		The repurchase was made to avoid the dilution of common share value triggered by the reissuance of treasury stock described above, and to promote capital efficiency and agile capital policy in view of the business environment.
Number of common shares repurchased		55,521,900
Total purchase price for repurchase of shares		¥ 359,994
Repurchase of Treasury Stock | To return capital to shareholders
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Number of common shares repurchased	62,942,900
Total purchase price for repurchase of shares	¥ 432,692
Repurchase of Treasury Stock | To avoid the dilution of common share value
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	The repurchase was made to avoid the dilution of common share value as a result of the issuance of the First Series Model AA Class Shares.
Number of common shares repurchased	47,100,000
Total purchase price for repurchase of shares	¥ 349,935
Retirement of Treasury Stock
Equity, Class of Treasury Stock [Line Items]
Reason for retiring treasury stock	The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.	The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.
Number of common shares retired	80,000,000	30,000,000